Subsequent Events (Details) - USD ($)	Sep. 01, 2024	Aug. 12, 2024	Aug. 07, 2024	Jul. 10, 2024	Jul. 03, 2024	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events
Minimum lease payments						$ 38,220	$ 95,550
Subsequent Event
Subsequent Events
Minimum lease payments	$ 1,250,719
Operating lease payments	$ 115,000				$ 115,000
Subsequent Event | Restricted Stock Units | Executive
Subsequent Events
Company granted restricted stock units		248,227		808,989
Vesting percentage		0.33%		0.083%
Percentage of vesting rights on each monthly anniversary		0.083
Subsequent Event | Restricted Stock Units | Non-employee
Subsequent Events
Company granted restricted stock units			117,200	50,562
Vesting percentage			0.20%
Percentage of vesting rights on each monthly anniversary			0.017